Unaudited Condensed Consolidated Statements of Cash Flows (Q1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flow from Operating Activities:
Net and comprehensive loss available to common stockholders	$ (12,850)	$ (9,488)
Adjustments to reconcile net and comprehensive loss to net cash used in operating activities:
Shares and warrants issued to third parties for services	46	2,792
Depreciation and amortization	411	457
Amortization of debt issuance costs and discounts	161	1,090
Share-based compensation	2,544	2,485
Change in fair value of warrant derivative liability	0
Change in fair value of warrant liabilities	6,483	(1,379)
Payment In Kind (PIK) interest expense on notes payable	548	459
Other	(92)	644
Changes in operating assets and liabilities:
Accounts receivable, net	(2,044)	(297)
Inventories, net	287	1,818
Prepaid expenses and other assets	545	5
Accounts payable and accrued liabilities	1,735	26
Other	(99)	229
Cash Used in Operating Activities	(2,325)	(1,159)
Cash Flow from Investing Activities
Acquisition of property and equipment	0	(8)
Cash Used in Investing Activities	0	(8)
Cash Flow from Financing Activities
Proceeds from shares and warrants issued pursuant to private placement, net	4,012	0
Proceeds from revolving lines of credit	5,155	500
Payments on revolving lines of credit	(5,584)	0
Proceeds from term loan	6,000	0
Payments on term loans	(8,080)	0
Cash received for warrant exercises	1,310	0
Debt issuance costs	(116)	0
Cash Provided by Financing Activities	2,697	500
Net increase (decrease) in cash and cash equivalents and restricted cash	372	(667)
Total cash and cash equivalents and restricted cash, Beginning of Period	3,989	2,534
Total cash and cash equivalents and restricted cash, End of Period	4,361	1,867
Cash paid during the period for:
Income taxes	0	0
Interest	148	613
Non-cash financing and investing transactions
Stock issued for services	$ 0	$ 125